Accrued Liabilities (Tables)	6 Months Ended	12 Months Ended
	Aug. 02, 2015	Feb. 01, 2015
Text Block [Abstract]
Accrued Liabilities

Accrued liabilities consist of the following as of:

	AUGUST 2, 2015	FEBRUARY 1, 2015
Compensation and benefits	$21,503	$22,735
Deferred amusement revenue	21,075	17,037
Rent	11,984	10,874
Amusement redemption liability	11,494	10,815
Deferred gift card revenue	5,223	6,162
Property taxes	4,553	3,827
Sales and use tax	4,244	5,244
Current portion of long-term insurance reserves	3,361	3,361
Customer deposits	2,319	2,086
Other	7,967	7,057

Total accrued liabilities	$93,723	$89,198

Accrued liabilities consist of the following as of:

	FEBRUARY 1, 2015	FEBRUARY 2, 2014
Compensation and benefits	$22,735	$14,459
Deferred amusement revenue	17,037	14,047
Rent	10,874	9,040
Amusement redemption liability	10,815	9,707
Deferred gift card revenue	6,162	4,709
Sales and use taxes	5,244	4,408
Property taxes	3,827	3,159
Current portion of long term insurance reserves	3,361	3,358
Customer deposits	2,086	2,241
Interest	185	4,214
Other	6,872	5,037

Total accrued liabilities	$89,198	$74,379